UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	73,620,405

Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
      September 30, 2008


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP   <c>VALUE   <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FFCB                         Fixed Income  31331VXH4       658    650,000  PRN      Sole             -        Sole
5.720% Due 04-24-13
FHLB                         Fixed Income  3133XHDY5       275    275,000  PRN      Sole             -        Sole
5.035% Due 10-06-09
FHLMC                        Fixed Income  3128X6MS2       261    260,000  PRN      Sole             -        Sole
5.000% Due 04-01-10
FNMA                         Fixed Income  31359MNU3       626    625,000  PRN      Sole             -        Sole
5.250% Due 08-01-12
FNMA                         Fixed Income  31398AEE8       448    446,000  PRN      Sole             -        Sole
5.500% Due 07-09-10
Federal Farm Credit Bank     Fixed Income  31331XQ21       253    250,000  PRN      Sole             -        Sole
6.000% Due 01-27-16
GE Capital Financial         Fixed Income  36160WBC2       250    250,000  PRN      Sole             -        Sole
3.550% Due 04-02-09
BellSouth Telecom            Fixed Income  079867AH0       399    395,000  PRN      Sole             -        Sole
5.875% Due 01-15-09
Ford Motor Credit            Fixed Income  345397UA9       290    290,000  PRN      Sole             -        Sole
5.625% Due 10-01-08
GMAC                         Fixed Income  3704A0E73       138    390,000  PRN      Sole             -        Sole
8.650% Due 08-15-15
NY Telephone Co.             Fixed Income  650094CD        281    277,000  PRN      Sole             -        Sole
6.120% Due 01-15-10
East Point GA                Fixed Income  274501DN2       208    250,000  PRN      Sole             -        Sole
0.000% Due 02-01-13
Glenview IL Taxable          Fixed Income  378892PY3       251    250,000  PRN      Sole             -        Sole
4.700% Due 12-01-09
Memphis TN Electric          Fixed Income  586158KC0       328    315,000  PRN      Sole             -        Sole
5.000% Due 12-01-10
Metro Nashville              Fixed Income  5920132G0       264    255,000  PRN      Sole             -        Sole
4.500% Due 11-15-12
AT&T                         Equities      00206r102       556     19,919  PRN      Sole             -        Sole
American Eagle Outfitters    Equities      02553e106     1,565    102,595  PRN      Sole             -        Sole
American Express             Equities      025816109     2,014     56,855  PRN      Sole             -        Sole
BB and T Corp                Equities      054937107       610     16,135  PRN      Sole             -        Sole
Bank of America Corp         Equities      060505104       292      8,351  PRN      Sole             -        Sole
Berkshire Hathaway           Equities      084670207     3,292        749  PRN      Sole             -        Sole
Berkshire Hathaway Cl A      Equities      084670108       653          5  PRN      Sole             -        Sole
Borders Group Inc            Equities      099709107     1,120    170,800  PRN      Sole             -        Sole
Boston Scientific Corp       Equities      101137107     2,810    228,997  PRN      Sole             -        Sole
Cemex                        Equities      151290889     1,022     59,345  PRN      Sole             -        Sole
Citigroup                    Equities      172967101     1,626     79,272  PRN      Sole             -        Sole
Coca-Cola                    Equities      19126100        722     13,651  PRN      Sole             -        Sole
Comcast                      Equities      20030n101     2,810    143,164  PRN      Sole             -        Sole
ConocoPhillips               Equities      20825c104     1,270     17,334  PRN      Sole             -        Sole
Dell, Inc.                   Equities      24702r101     2,192    132,985  PRN      Sole             -        Sole
Exxon Mobil Corp.            Equities      30231g102     1,047     13,485  PRN      Sole             -        Sole
General Electric             Equities      369604103     3,527    138,314  PRN      Sole             -        Sole
Heinz, H.J.                  Equities      423074103       262      5,249  PRN      Sole             -        Sole
Intel                        Equities      458140100     1,234     65,895  PRN      Sole             -        Sole
JP Morgan & Co               Equities      46625h100     2,791     59,771  PRN      Sole             -        Sole
Johnson & Johnson            Equities      478160104     4,063     58,651  PRN      Sole             -        Sole
Legg Mason Inc.              Equities      524901105     1,196     31,430  PRN      Sole             -        Sole
Limited Brands Inc           Equities      532716107     2,434    140,550  PRN      Sole             -        Sole
MGIC Investment Corp         Equities      552848103       801    113,935  PRN      Sole             -        Sole
Microsoft                    Equities      594918104     3,175    118,967  PRN      Sole             -        Sole
Motorola Inc.                Equities      620076109     1,274    178,372  PRN      Sole             -        Sole
National Presto Inds         Equities      637215104       412      5,525  PRN      Sole             -        Sole
Pepsico Inc                  Equities      713448108       384      5,384  PRN      Sole             -        Sole
Pfizer Inc.                  Equities      717081103     2,681    145,417  PRN      Sole             -        Sole
Plum Creek Timber Co. REIT   Equities      729251108       521     10,440  PRN      Sole             -        Sole
SAIC Inc                     Equities      78709y105     1,578     78,012  PRN      Sole             -        Sole
Southern Co.                 Equities      842587107       591     15,685  PRN      Sole             -        Sole
Southwestern Energy Co.      Equities      845467109       366     12,000  PRN      Sole             -        Sole
Sprint Corp                  Equities      852061100     1,226    201,013  PRN      Sole             -        Sole
St. Joe Co                   Equities      790148100     2,550     65,239  PRN      Sole             -        Sole
Total Fina Elf S A ADR       Equities      89151e109       361      5,949  PRN      Sole             -        Sole
UST                          Equities      902911106       440      6,611  PRN      Sole             -        Sole
UnitedHealth Group           Equities      91324p102     1,820     71,685  PRN      Sole             -        Sole
VCA Antech Inc               Equities      918194101       295     10,000  PRN      Sole             -        Sole
Verizon Communications       Equities      92343v104     1,144     35,643  PRN      Sole             -        Sole
Wal-Mart Stores              Equities      931142103     2,877     48,034  PRN      Sole             -        Sole
Wells Fargo                  Equities      949746101       476     12,682  PRN      Sole             -        Sole
Wyeth                        Equities      983024100       155      4,200  PRN      Sole             -        Sole
eBay Inc                     Equities      278642103     1,140     50,945  PRN      Sole             -        Sole
Amercian Fund Growth Fund    Equities      399874106       262      9,739  PRN      Sole             -        Sole
American Funds Bond Fund of AEquities      097873103       476     41,233  PRN      Sole             -        Sole
Fundamental Investors        Equities      31635c200       343     10,470  PRN      Sole             -        Sole
Vanguard Long-Term Tax-ExemptEquities      922907308       268     26,012  PRN      Sole             -        Sole
Baron Asset Fund             Equities      068278100       614     11,774  PRN      Sole             -        Sole
Olstein Financial Alert Fund Equities      681383204       459     37,673  PRN      Sole             -        Sole
Schwab S&P 500 Fund          Equities      808509608       490     26,822  PRN      Sole             -        Sole
Third Avenue Value Fund      Equities      884116104     1,031     23,767  PRN      Sole             -        Sole
Vanguard Windsor II Fund     Equities      922018205       273     10,961  PRN      Sole             -        Sole
Weitz Value Portfolio        Equities      94904p203       844     34,082  PRN      Sole             -        Sole